Income Taxes (Details) - Schedule of Income Tax Provision - Achari Ventures Holdings Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 72,980
Deferred	(688,629)
State and local
Current
Deferred
Change in valuation allowance	688,629
Income tax provision	$ 72,980
Current		$ 216,203
Deferred		(246,333)
Current
Deferred
Change in valuation allowance		246,333
Income tax provision		$ 216,203